Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Description of Business

Note 1 — Description of Business

Organization and Operations

SomaLogic, Inc. (“SomaLogic” or the “Company”) was originally incorporated in Delaware on December 15, 2020 as a special purpose acquisition company under the name CM Life Sciences II Inc. (“CMLS II”) for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses.

On September 1, 2021 (the “Closing Date”), we consummated the business combination (the “Business Combination”) of SomaLogic Operating Co. Inc. (“SomaLogic Operating”), a Delaware corporation formed on October 13, 1999, wherein SomaLogic Operating became a wholly-owned subsidiary of CMLS II. In connection with the closing of the Business Combination, we changed our name from CM Life Sciences II Inc. to SomaLogic, Inc.

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. generally accepted accounting principles (“GAAP”). Under this method of accounting, CMLS II was treated as the “acquired” company for financial reporting purposes and SomaLogic Operating was treated as the accounting acquirer. Accordingly, for accounting purposes, our financial statements represent a continuation of the financial statements of SomaLogic Operating with the Business Combination being treated as the equivalent of SomaLogic Operating issuing stock for the net assets of CMLS II, accompanied by a recapitalization. The net assets of SomaLogic Operating are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination in these financial statements are those of SomaLogic Operating. The recapitalization of our Common Stock is reflected retrospectively to the earliest period presented, and is utilized for calculating net loss per share in all prior periods presented.

Other than information discussed herein, there have been no significant changes to our description of business and Business Combination disclosed in our Annual Report on Form 10-K for the year ended December 31, 2021 (the “2021 Form 10-K”).

We are a protein biomarker discovery and clinical diagnostics company that develops slow off-rate modified aptamers (“SOMAmers®”), which are modified nucleic acid-based protein binding reagents that are specific for their cognate protein, and offer proprietary SomaScan® services, which provide multiplex protein detection and quantification of protein levels in complex biological samples. The SOMAmers®/SomaScan® technology enables researchers to analyze various types of biological samples for protein biomarker signatures, which can be utilized in drug discovery and development. Biomarker discoveries from SomaScan® can lead to diagnostic applications in various areas of diseases including cardiovascular and metabolic disease, nonalcoholic steatohepatitis, and wellness, among others.

Unless the context otherwise requires, the terms “we”, “us”, “our”, “SomaLogic” and “the Company” refer to SomaLogic, Inc. and its consolidated subsidiaries.

COVID-19 Pandemic

The Company is subject to ongoing uncertainty concerning the Coronavirus Disease 2019 (“COVID-19”) pandemic, including its length and severity and its effect on the Company’s business. Our suppliers have been impacted by the COVID-19 pandemic, and we have experienced supply delays for certain equipment, instrumentation, and other supplies that we use for our services and products.

The COVID-19 pandemic continues to be dynamic and near-term challenges across the economy remain. The Company expects continued volatility and unpredictability related to the impact of COVID-19 on business results. The Company continues to actively monitor the pandemic and will continue to take appropriate steps to mitigate the adverse impacts on the business posed by the on-going spread of COVID-19.

Note 1 — Description of Business

Organization and Operations

SomaLogic Operating Co., Inc. (formerly SomaLogic, Inc., and herein “SomaLogic Operating”) was incorporated in the state of Delaware on October 13, 1999 and is headquartered in Boulder, Colorado. SomaLogic Operating is a protein biomarker discovery and clinical diagnostics company that develops slow off-rate modified aptamers (“SOMAmers®”), which are modified nucleic acid-based protein binding reagents that are specific for their cognate protein, and offer proprietary SomaScan® services, which provide multiplex protein detection and quantification of protein levels in complex biological samples. The SOMAmers®/SomaScan® technology enables researchers to analyze various types of biological samples for protein biomarker signatures, which can be utilized in drug discovery and development. Biomarker discoveries from SomaScan® can lead to diagnostic applications in various areas of diseases including cardiovascular and metabolic disease, nonalcoholic steatohepatitis, and wellness, among others.

CM Life Sciences II Inc. (“CMLS II”) is a blank check company incorporated as a Delaware corporation on December 15, 2020. CMLS II was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses.

On September 1, 2021 (the “Closing Date”), we consummated the business combination (the “Business Combination”) contemplated by the Merger Agreement (as amended, the “Merger Agreement”), dated March 28, 2021 by and among CMLS II, S-Craft Merger Sub, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of CMLS II (“Merger Sub”), and SomaLogic Operating (“Old SomaLogic”). Pursuant to the Merger Agreement, Merger Sub merged with and into Old SomaLogic, with Old SomaLogic surviving the merger as a wholly-owned subsidiary of CMLS II. Upon the closing of the Business Combination (the “Closing”), CMLS II changed its name to SomaLogic, Inc., and Old SomaLogic changed its name to SomaLogic Operating Co., Inc.

Unless the context otherwise requires, the terms “we”, “us”, “our”, “SomaLogic” and “the Company” refer to Old SomaLogic, SomaLogic, Inc., or the combined company and its subsidiaries following the Business Combination. See Note 2, Summary of Significant Accounting Policies—Presentation of Amounts After the Business Combination, and Note 3, Business Combination, for more details of the Business Combination and the presentation of historical amounts and balances after the Business Combination. The Company’s Common Stock and warrants to purchase Common Stock are listed on the Nasdaq under the ticker symbols “SLGC” and “SLGCW”, respectively.

COVID-19 Pandemic

The Company is subject to ongoing uncertainty concerning the Coronavirus Disease 2019 (COVID-19) pandemic, including its length and severity and its effect on the Company’s business. The COVID-19 pandemic resulted in delays in fundraising efforts and revenue during fiscal year 2020. In response, the Company took aggressive actions to reduce spend and contain costs including implementing a hiring freeze, eliminating travel, executing early lease terminations for two administrative buildings in Boulder, Colorado, as well as closing the Company’s Oxford, United Kingdom laboratory. The Company experienced notable shifts in research funding in the pharmaceutical industry to COVID-19 research, largely delaying revenue from the first half of 2020 to the second half of 2020. The Company modified its Amended and Restated Credit Agreement in the second and fourth quarters of 2020 in order to avoid noncompliance with financial and nonfinancial covenants (see Note 10, Debt).

Our suppliers have been impacted by the COVID-19 pandemic, and we have experienced supply delays for certain equipment, instrumentation and other supplies that we use for our services and products

Despite the economic challenges due to the COVID-19 pandemic, we ended fiscal year 2020 with revenue growth of 74% year over year and we ended fiscal year 2021 with revenue growth of 46% compared to fiscal year 2020. We also benefited from our cost savings actions which included reduction in travel and non-essential spending.

The COVID-19 pandemic continues to be dynamic and near-term challenges across the economy remain. The Company expects continued volatility and unpredictability related to the impact of COVID-19 on business results. The Company continues to actively monitor the pandemic and will continue to take appropriate steps to mitigate the adverse impacts on the business posed by the on-going spread of COVID-19.